Annual Fund Operating Expenses	Oct. 31, 2025
DFA MN Municipal Bond Portfolio | DFA MN Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.40%	[1]
Fee Waiver or Reimbursement	(0.10%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.30%	[1]
DFA Oregon Municipal Bond Portfolio | DFA Oregon Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[3]
Other Expenses (as a percentage of Assets):	0.09%	[3]
Expenses (as a percentage of Assets)	0.29%	[3]
Fee Waiver or Reimbursement	(0.04%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.25%	[3]
Institutional Class Shares Prospectus | U.S. Large Company Portfolio | U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%	[5]
Other Expenses (as a percentage of Assets):	0.03%	[5]
Expenses (as a percentage of Assets)	0.07%	[5]
Fee Waiver or Reimbursement	(0.01%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.06%	[5]
ETF Class Shares Prospectus | U.S. Large Company Portfolio | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%	[7]
Other Expenses (as a percentage of Assets):	0.05%	[7],[8]
Expenses (as a percentage of Assets)	0.09%	[7]
Fee Waiver or Reimbursement	(0.03%)	[7],[9]
Net Expenses (as a percentage of Assets)	0.06%	[7]

[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.20% effective as of July 1, 2026.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
[3]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.20% effective as of July 1, 2026.
[4]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
[5]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.06% to 0.04% effective as of July 1, 2026.
[6]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[7]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.06% to 0.04% effective as of July 1, 2026.
[8]	The ETF Class shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[9]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.